Prospectus Supplement

September 20, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated September 20, 2022 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

High Yield Portfolio (the "Fund")

Effective immediately, Richard Lindquist no longer serves as a portfolio manager of the Fund and Joseph F. Hurley now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—High Yield Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the High Yield team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Jack Cimarosa	Executive Director	January 2017
Joseph F. Hurley	Executive Director	September 2022

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management—High Yield Portfolio" is hereby deleted and replaced with the following:

The Fund's assets are managed by members of the High Yield team. The team consists of portfolio managers and traders. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Jack Cimarosa and Joseph F. Hurley. Messrs. Cimarosa and Hurley share portfolio management responsibilities. Mr. Cimarosa has been associated with the Adviser in an investment management capacity since April 2012 as a High Yield Trader and has been a portfolio manager of the Fund since 2017. Mr. Cimarosa was a High Yield Trader at Guggenheim Partners from April 2009 to March 2012 focusing on leveraged debt. Mr. Hurley has been associated with the Adviser in an investment management capacity since 2014.

All team members are responsible for the execution of the overall strategy of the Fund.

Please retain this supplement for future reference.

  MSIFHYPSUP-0922

Prospectus Supplement

September 20, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated September 20, 2022 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

High Yield Portfolio (Class IR) (the "Fund")

Effective immediately, Richard Lindquist no longer serves as a portfolio manager of the Fund and Joseph F. Hurley now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the High Yield team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Jack Cimarosa	Executive Director	January 2017
Joseph F. Hurley	Executive Director	September 2022

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund's assets are managed by members of the High Yield team. The team consists of portfolio managers and traders. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Jack Cimarosa and Joseph F. Hurley. Messrs. Cimarosa and Hurley share portfolio management responsibilities. Mr. Cimarosa has been associated with the Adviser in an investment management capacity since April 2012 as a High Yield Trader and has been a portfolio manager of the Fund since 2017. Mr. Cimarosa was a High Yield Trader at Guggenheim Partners from April 2009 to March 2012 focusing on leveraged debt. Mr. Hurley has been associated with the Adviser in an investment management capacity since 2014.

All team members are responsible for the execution of the overall strategy of the Fund.

Please retain this supplement for future reference.

  MSIFHYPIRSUP-0922

Prospectus Supplement

September 20, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated September 20, 2022 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

High Yield Portfolio (Class W) (the "Fund")

Effective immediately, Richard Lindquist no longer serves as a portfolio manager of the Fund and Joseph F. Hurley now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the High Yield team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Jack Cimarosa	Executive Director	January 2017
Joseph F. Hurley	Executive Director	September 2022

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund's assets are managed by members of the High Yield team. The team consists of portfolio managers and traders. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Jack Cimarosa and Joseph F. Hurley. Messrs. Cimarosa and Hurley share portfolio management responsibilities. Mr. Cimarosa has been associated with the Adviser in an investment management capacity since April 2012 as a High Yield Trader and has been a portfolio manager of the Fund since 2017. Mr. Cimarosa was a High Yield Trader at Guggenheim Partners from April 2009 to March 2012 focusing on leveraged debt. Mr. Hurley has been associated with the Adviser in an investment management capacity since 2014.

All team members are responsible for the execution of the overall strategy of the Fund.

Please retain this supplement for future reference.

  MSIFHYPWSUP-0922

Statement of Additional Information Supplement

September 20, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated September 20, 2022 to the Morgan Stanley Institutional Fund Trust
Statement of Additional Information dated January 28, 2022

High Yield Portfolio (the "Fund")

Effective immediately, Richard Lindquist no longer serves as a portfolio manager of the Fund and Joseph F. Hurley now serves as a portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2021 (unless otherwise indicated)—High Yield" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
High Yield
Jack Cimarosa	0	0	10	$2.8 billion	5	$1.2 billion[8]
Joseph F. Hurley*	0	0	0	0	0	0

* As of July 31, 2022.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—High Yield" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
High Yield
Jack Cimarosa	$50,001-$100,000
Joseph F. Hurley*	$1-$10,000

*  As of July 31, 2022.

Please retain this supplement for future reference.